Dividends of ordinary shares and cumulative distribution of other equity instruments	12 Months Ended
Dec. 31, 2019
Dividends of ordinary shares and cumulative distribution of other equity instruments [abstract]
Dividends of ordinary shares and cumulative distribution of other equity instruments
24	Dividends of ordinary shares and cumulative distribution of other equity instruments

(a)	Dividends of ordinary shares

On 31 March 2020, the Board of Directors proposed a cash dividend of RMB0.135 per share, totaling approximately RMB2,119 million. This proposal is subject to the approval of the shareholders at the annual general meeting.

On 12 June 2019, upon the approval from the annual general meeting of the shareholders, the Company declared 2018 final dividend RMB0.1 (2017: RMB0.1) per ordinary share, totalling approximately RMB1,570 million (2017: RMB1,520 million).

(b)	Cumulative distribution of other equity instruments

The other equity instruments were recorded as equity in the consolidated financial statements. For the year ended 31 December 2019, net profit attributable to holders of other equity instruments, based on the applicable rate, was RMB686  million, and the cumulative distribution paid-in 2019 was RMB618 million.